Vessels, Drilling Units, Machinery and Equipment, net	12 Months Ended
Dec. 31, 2015
Vessels, Drilling Units, Machinery and Equipment, net [Abstract]
Vessels, Drilling Units, Machinery and Equipment:
7. Vessels, Drilling Units, Machinery and Equipment:

Vessels:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$2,872,458	(623,371)	2,249,087
Additions	54,660	-	54,660
Depreciation	-	(123,982)	(123,982)
Vessel impairment charge	(53,167)	15,019	(38,148)

Balance, December 31, 2014	2,873,951	(732,334)	2,141,617
Acquisition of subsidiary	97,100	-	97,100
Vessels transfer to held for sale	(208,099)	-	(208,099)
Vessels disposals	(810,810)	-	(810,810)
Impairment loss	(1,855,042)	803,962	(1,051,080)
Depreciation	-	(72,300)	(72,300)
Balance, December 31, 2015	$97,100	$(672)	$96,428

Vessel cost at December 31, 2015, includes $97,100, representing the fair value of Nautilus Offshore Services Inc. vessels at the acquisition date (Note 8).

As of December 31, 2015, all of the Company's Drybulk vessels have been pledged as collateral to secure the bank loans (Note 11).

On March 18, 2014, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Capesize vessel with an attached time charter, Raiatea (ex. Conches), for a purchase price of $53,000. The vessel was delivered on April 24, 2014.

As a result of the impairment review for the year ended December 31, 2014, the Company determined that the carrying amount of one of its assets was not recoverable and, therefore, a charge of $38,148 was recognized, included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2014, as a result of the reduction of the vessel's carrying amount to its fair value.

On March 30, 2015, the Board of Directors of the Company approved the entering into sales agreements with entities controlled by the Company's Chairman and Chief Executive Officer, Mr. George Economou, to sell its four Suezmax tankers, Vilamoura, Lipari, Petalidi and Bordeira, for an en-bloc sales price of $245,000. In addition, it entered into agreements with entities controlled by Mr. George Economou to potentially sell its six Aframax tankers, Belmar, Calida, Alicante, Mareta, Saga and Daytona, for an en-bloc sales price of $291,000, as long as they confirmed their unconditional acceptance by June 30, 2015. The Company classified the vessels as "held for sale" as at March 31, 2015, as all criteria required for their classification as "Vessels held for sale" were met and a charge of $56,631, included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2015, was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell. On April 30, 2015, the Company concluded ten Memoranda of Agreements for an agreed sales price of $536,000. On May 6, 2015 and under the terms of the agreements, the purchasers paid $49,000 representing the upfront 20% for the four Suezmax tankers to the Company. On July 8, 2015 and under the terms of the agreements, the purchasers paid $58,200 representing the upfront 20% for the six Aframax tankers to the Company. On July 16, 2015, July 21, 2015, July 24, 2015, July 27, 2015, August 6, 2015, August 7, 2015, August 19, 2015, August 25, 2015, September 10, 2015 and October 29, 2015 the tankers Petalidi, Bordeira, Lipari, Belmar, Saga, Mareta, Vilamoura, Calida, Daytona and Alicante, respectively were delivered to their new owners.
On September 9, 2015, the Company entered into sales agreements with entities controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of the vessel owning companies of 14 vessels (ten Capesize bulk carriers': Rangiroa, Negonego, Fakarava, Raiatea, Mystic, Robusto, Cohiba, Montecristo, Flecha and  Partagas, and four Panamax bulk carriers': Woolloomooloo, Saldanha, Topeka and Helena) and the sale of three Capesize bulk carriers (Manasota,  Alameda and Capri) for an aggregate price of $377,000, including their existing employment agreements and the assumption of $236,716 of debt, associated with some of the vessels.
On September 17, 2015 and October 13, 2015, the shares of the vessel owning company of the vessel Mystic and the shares of the shareholders of the vessel owning companies of ten vessels (Raiatea, Robusto, Cohiba, Montecristo, Flecha, Partagas, Woolloomooloo, Saldanha, Topeka and Helena) were delivered to their new owners. On September 22, 2015, October 1, 2015 and December 11, 2015, the vessels Capri, Manasota and Alameda, respectively were delivered to their new owners. In this respect, a charge of $338,347, included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations for the year ended December 31, 2015 was recognized.
The Company has classified the assets and liabilities of the remaining three vessel owning companies as "held for sale" on December 31, 2015, as all criteria required for their classification as " held for sale" were met. In this respect, a charge of $36,743, was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell, included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2015.
On February 15, 2016, the Company announced that the previously disclosed sale the vessel owning companies of its Capesize vessels, the Fakarava, Rangiroa and Negonego to entities controlled by its Chairman and CEO Mr. George Economou has failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company entered into new sales agreement with entities controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of the vessel owning companies of its Capesize vessels (Rangiroa, Negonego, Fakarava) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the vessels and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. On March 31, 2016 the shares of the vessel owning companies were delivered to their new owners.
In addition, on September 30, 2015, the Company classified all the remaining vessels in its fleet, comprised of 20 Panamax and two Supramax bulk carriers, as held for sale, as all criteria required for their classification were met and recognized an additional charge of $422,404, included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2015, as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell.
The impairment review performed prior to the entering into the agreements for the sale of the Company's vessels and vessel owning companies, indicated that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a charge of $83,937, which was included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 12).
On November 2, 2015, the Company concluded two Memoranda of Agreement to sell its two Supramax vessels, Byron and Galveston, for an aggregate sales price of $12,300. The vessels were delivered to their new owners on November 25, 2015 and November 30, 2015, respectively. In this respect, a charge of $6,035, was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2015, included in "Impairment loss and loss from sale of vessels and vessel owning companies".

Finally during the three month period ended December 31, 2015, an additional charge of $113,019 was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations, due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell. (Notes 12)
The amounts of "Assets held for sale" and "Liabilities held for sale" in the accompanying consolidated balance sheet as at December 31, 2015, are analyzed as follows:
Total assets

Cash and cash equivalents	$12
Restricted cash	4,920
Accounts receivable trade, net	7
Due from related parties - TMS Bulkers Ltd. (Note 4)	2,492
Inventories	384
Prepayments and advances	15
Insurance claims	97
Vessels held for sale	208,099
Total assets held for sale	$216,026

Total liabilities

Bank debt	$103,680
Accounts payable	1
Accrued liabilities	271
Deferred revenues	414
Total liabilities held for sale	$104,366

As of December 31, 2015, substantially all of the Company's net income, except for income from the offshore support segment, relates to vessels sold or held for sale.
According to ASU 2014-08, "Presentation of Financial Statements and Property, Plant and Equipment", the sale of the Company's vessels and vessel owning companies does not represent a strategic shift, hence no presentation of discontinued operations is required.
Drilling units, machinery and equipment:

From June 8, 2015, Ocean Rig has been considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and its drilling units, machinery and equipment are not consolidated in the Company's balance sheet as of December 31, 2015 and, consequently, additional disclosures for Ocean Rig's fixed assets for 2015 have not been included.
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231
Additions	755,330	-	755,330
Depreciation	-	(323,814)	(323,814)

Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747
Additions	806,353	-	806,353
Depreciation	-	(154,481)	(154,481)
Deconsolidation of Ocean Rig	(8,199,526)	1,287,907	(6,911,619)
Balance December 31, 2015	$-	$-	$-